Financial Instruments and Financial Risk Management (Details) - Schedule of valuation processes	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Convertible debentures [Member] | Minimum [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of valuation processes [Line Items]
Risk-free interest rate	0.16%	1.59%
Expected term (in years)	248 days	339 days
Expected volatility	84.52%	83.55%
Convertible debentures [Member] | Maximum [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of valuation processes [Line Items]
Risk-free interest rate	0.40%	2.42%
Expected term (in years)	1 year 87 days	1 year 6 months
Expected volatility	125.97%	101.89%
Derivative Financial Instruments [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of valuation processes [Line Items]
Risk-free interest rate	0.21%
Expected term (in years)	3 years 156 days
Expected volatility	104.47%
Derivative Financial Instruments [Member] | Minimum [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of valuation processes [Line Items]
Risk-free interest rate		1.58%
Expected term (in years)		4 years 156 days
Expected volatility		83.32%
Derivative Financial Instruments [Member] | Maximum [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of valuation processes [Line Items]
Risk-free interest rate		2.38%
Expected term (in years)		5 years
Expected volatility		85.42%
MFN Warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of valuation processes [Line Items]
Risk-free interest rate		1.76%
Expected term (in years)		5 years 6 months
Expected volatility		84.40%
MFN Warrants [Member] | Minimum [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of valuation processes [Line Items]
Risk-free interest rate	0.23%
Expected term (in years)	3 years 313 days
Expected volatility	95.43%
MFN Warrants [Member] | Maximum [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of valuation processes [Line Items]
Risk-free interest rate	0.37%
Expected term (in years)	5 years
Expected volatility	101.48%
Contingent consideration [member]
Financial Instruments and Financial Risk Management (Details) - Schedule of valuation processes [Line Items]
Risk-free interest rate	0.10%	1.88%
Expected term (in years)	1 year 21 days	200 days
Expected volatility	50.10%	51.90%